Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Reserves established against realization of certain assets		$ 1,634	$ 3,284
Accruals		6,747	3,065
Other		361	301
Gross current deferred tax assets		8,742	6,650
Valuation allowance
Current deferred tax assets	13,473	8,742	6,650
Non-current deferred tax assets:
Federal net operating loss carryforwards			361
State net operating loss carryforwards		3,095	6,393
Other state deferred tax asset, net		914	656
Foreign Tax Credits		25,977	28,146
Note Hedge Interest			1,318
Uncertain tax positions		8,015	8,188
Foreign tax		5,838	9,824
Impairment of long-lived assets		56,190	59,500
Other		71	392
Gross long-term deferred tax assets		100,100	114,778
Valuation Allowance		(4,805)	(6,467)
Non-current deferred tax assets, net of valuation allowance	107,763	95,295	108,311
Net deferred tax assets		104,037	114,961
Non-current deferred tax liabilities:
Property, Plant and equipment		(19,139)	(8,986)
Accruals		(1,066)
Foreign tax			(6,379)
Convertible Debt			(31)
Deferred compensation		2,001	1,243
Other state deferred tax liability, net		(2,643)
Other			(630)
Gross non-current deferred tax liabilities	(39,084)	(20,847)	(15,934)
Net deferred tax asset		$ 83,190	$ 99,027